Summary of significant accounting policies (Details) - Schedule of condensed consolidated financial statements	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Gorilla Science & Technology Holding, Inc. (Gorilla BVI) [Member]
Condensed Financial Statements, Captions [Line Items]
Main Business Activities	Information, software and data processing services
Percentage of Ownership	100.00%	100.00%
Gorilla Intelligence Technology Co. Ltd. (Gorilla Shanghai) [Member]
Condensed Financial Statements, Captions [Line Items]
Main Business Activities	Information, software and data processing services
Percentage of Ownership		100.00%
ISSCore Technology, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Main Business Activities	Information, software and data processing services
Percentage of Ownership	100.00%	100.00%
Telmedia Technology Limited (Telmedia) [Member]
Condensed Financial Statements, Captions [Line Items]
Main Business Activities	Information, software and data processing services
Percentage of Ownership	100.00%	100.00%
Gorilla Merger Sub, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Main Business Activities	Investment holdings
Percentage of Ownership		100.00%
Global SPAC Partners Co. (Global) [Member]
Condensed Financial Statements, Captions [Line Items]
Main Business Activities	Dormant corporation
Percentage of Ownership	100.00%	0.00%
Gorilla Technology UK Limited (Gorilla UK) [Member]
Condensed Financial Statements, Captions [Line Items]
Main Business Activities	Information, software and data processing services
Percentage of Ownership	100.00%	0.00%
Gorilla Technology Inc. (Gorilla Taiwan) [Member]
Condensed Financial Statements, Captions [Line Items]
Main Business Activities	Information, software and data processing services
Percentage of Ownership	100.00%	100.00%
NSGUARD Technology Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Main Business Activities	Information, software and data processing services
Percentage of Ownership	100.00%	100.00%
Gorilla Technology Japan Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Main Business Activities	Iinformation, software and data processing services
Percentage of Ownership	100.00%	100.00%